COMMITMENTS - Agreements to Purchase Intellectual Property (Details)	Jun. 30, 2014 USD ($)	Aug. 11, 2010 USD ($) item	Dec. 31, 2023 USD ($)	Jul. 25, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2018 USD ($)	Mar. 30, 2015 USD ($)
Commitments
Number of shares issued | shares				1,301,923	12,163
Australian Asset Purchase Agreement
Commitments
Number of therapeutic candidates | item		3
Upfront initial payment per agreement		$ 500,000
Aggregate payments made			$ 1,500,000
Australian Asset Purchase Agreement | Minimum
Commitments
Percentage of revenues to be paid in the future		7.00%
Australian Asset Purchase Agreement | Maximum
Commitments
Percentage of revenues to be paid in the future		20.00%
German Publicly Traded Company Arrangement
Commitments
Upfront initial payment per agreement	$ 1,000,000
German Publicly Traded Company Arrangement | Maximum
Commitments
Royalties percentage	30.00%
U.S. Private Company Arrangement
Commitments
Milestones to be paid							$ 2,000,000
Non-current liability			540,000		$ 750,000	$ 500,000
Aggregate payments made			$ 3,000,000				1,500,000
Revenue Milestone | U.S. Private Company Arrangement | Maximum
Commitments
Milestones to be paid							$ 2,000,000